Events after the reporting period (Details)					2 Months Ended		12 Months Ended
	Feb. 04, 2022 Option	Jul. 01, 2021 USD ($)	Jul. 14, 2020 USD ($)	Mar. 09, 2020 USD ($)	Apr. 30, 2022 USD ($)	Mar. 15, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 21, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement		159,369	33,405	120,228
Increase (decrease) through share-based payment transactions, equity							$ 13,003,000	$ 7,216,000	$ 504,331,000
Legacy employee share-based payment scheme [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of instruments in share-based payment arrangement where the performance conditions have not yet been met							33.30%
Major business combination | Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of business acquired										100.00%
Number Of Towers To Be Purchased										2,115
Consideration										$ 315,000,000
New employee share-based payment scheme
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Option	1,147,500
New employee share-based payment scheme | Restricted stock option plan
Disclosure of non-adjusting events after reporting period [line items]
Vesting period of instruments in share-based payment arrangement	3 years
New employee share-based payment scheme | Performance stock option plan
Disclosure of non-adjusting events after reporting period [line items]
Measurement period for share-based payment arrangement	3 years
Performance conditions of share-based payment scheme met | Legacy employee share-based payment scheme [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of instruments out of the outstanding instruments at year end where performance conditions have been met						50.00%
Performance conditions of share-based payment scheme met | Legacy employee share-based payment scheme [Member] | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) through share-based payment transactions, equity					$ 3,900,000